Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description Of Business
Description of Business

Note 1. Description of Business

Giga-tronics Incorporated (“GIGA”) through its subsidiaries (collectively, the “Company”), designs, manufactures and distributes specialized electronics equipment, automated test solutions, power electronics, supply and distribution solutions, as well as radio, microwave and millimeter wave communication systems and components for a variety of applications with a focus on the global defense industry. GIGA also offers bespoke technology solutions for mission critical applications in the medical, industrial, transportation and telecommunications markets.

GIGA has two subsidiaries Microsource Inc. (“Microsource”) and Gresham Holdings, Inc. (formerly known as Gresham Worldwide, Inc.) (“GWW”). GIGA manages its acquired operations through its wholly owned subsidiary GWW. GIGA is a majority owned subsidiary of AAI Holdings, Inc., a Delaware corporation (“AAI” or “Parent”) and currently operates as an operating segment of AAI. GWW has three wholly-owned subsidiaries, Gresham Power Electronics Ltd. (“Gresham Power”), Relec Electronics Ltd. (“Relec”), and Enertec Systems 2001 Ltd. (“Enertec”), and one majority owned subsidiary, Microphase Corporation (“Microphase”). GIGA manufactures specialized electronic equipment for use in military test and airborne operational applications. Our operations consist of three business segments:

•	Radio Frequency (”RF”) Solutions (”RF Solutions”) – consists of Microphase which is located in Connecticut. Microphase designs and manufactures custom microwave products for military applications and generates revenue primarily through sole-source production contracts for custom engineered components and RADAR filters.

•	Power Electronics & Displays - consists of two subsidiaries, namely Gresham Power and Relec located in the United Kingdom which primarily produce power conversion systems.

•	Precision Electronic Solutions – consists of one subsidiary and one division, namely Enertec located in Israel and the Giga-tronics Division including Microsource located in California and New Hampshire, primarily producing test systems and RF filters for the defense industries.

Note 1. Description of Business

Giga-tronics Incorporated (“GIGA”) through its subsidiaries (collectively, the “Company”), designs, manufactures, and distributes specialized electronics equipment, automated test solutions, power electronics, supply and distribution solutions, and radio, microwave and millimeter wave communication systems and components for a variety of applications with a focus on the global defense industry. GIGA also offers bespoke technology solutions for mission critical applications in the medical, industrial, transportation and telecommunications markets.

GIGA is a California corporation incorporated on March 5, 1980. GIGA has two subsidiaries Microsource Inc. (“Microsource”) and Gresham Holdings, Inc. (formerly known as Gresham Worldwide, Inc.) (“GWW”). GIGA’s manages its acquired operations through its wholly owned subsidiary GWW. GIGA is a majority owned subsidiary of Ault Holdings, Inc., a Delaware corporation (“Ault” or “Parent”) and currently operates as an operating segment of Ault. GWW has three wholly-owned subsidiaries, Gresham Power Electronics Ltd. (“Gresham Power”), Relec Electronics Ltd. (“Relec”), and Enertec Systems 2001 Ltd. (“Enertec”), and one majority owned subsidiary, Microphase Corporation (“Microphase”). GIGA manufactures specialized electronic equipment for use in military test and airborne operational applications. Our operations consist of three business segments:

•RF Solutions – consists of Microphase located in Connecticut. Microphase designs and manufactures custom microwave products for military applications and generate revenue mostly through sole-source production contracts for custom engineered components and RADAR filters.

•Power Electronics & Displays - consists of two subsidiaries, namely Gresham Power and Relec located in the United Kingdom which primarily produce power conversion systems

•Precision Electronic Solutions – consists of one subsidiary and one division, namely Enertec located in Israel and the Giga-tronics Division including Microsource located in California and New Hampshire primarily producing test systems and RF filters for the defense industries.

Recapitalization and Reorganization

On September 8, 2022 (the “Closing Date”), GIGA acquired 100% of the capital stock of GWW from Ault in exchange for 2,920,085 shares of GIGA’s common stock and 514.8 shares of Series F Convertible Preferred Stock (the “Series F”) that are convertible into an aggregate of 3,960,043 shares of GIGA’s common stock (the "Acquisition"). The parties had previously entered into a Share Exchange Agreement dated December 27, 2021 (the “Agreement”) but as a California corporation, GIGA required shareholder approval which occurred on September 8, 2022. GIGA also assumed GWW’s outstanding equity awards representing the right to receive up to 749,626 shares of GIGA’s common stock, on an as-converted basis. The transaction described above resulted in a change of control of GIGA. Assuming Ault were to convert all of the Series F, the common stock issuable to Ault would be approximately 69.6% of outstanding shares. Immediately following the above transaction, GWW became wholly owned subsidiary of GIGA and GIGA became a majority-owned subsidiary of Ault. GIGA’s outstanding shares of Common Stock and outstanding warrants and options to purchase Common Stock remain outstanding and unaffected upon completion of the Acquisition. The historical financial statements, outstanding shares and all other historical share information have been adjusted by multiplying the respective share amount by the exchange ratio as noted in the Agreement if the exchange ratio had been in effect for all periods presented.